Financial Statements and Schedules

Canada Life of America Series Fund, Inc.



	December 31, 1997

	with Report of Independent Auditors


Canada Life of America Series Fund, Inc.

Financial Statements
and Schedules


December 31, 1997


Contents


Report of Independent Auditors...................................	1


Audited Financial Statements


Statements of Assets and Liabilities....................................	 2
Statements of  Operations...............................................	 3
Statements of Changes in Net Assets............................	 4
Notes to Financial Statements...............................................	10


Schedules


Financial Highlights - Money Market Series.................	15
Financial Highlights - Managed Series............................	16
Financial Highlights - Bond Series...................................	17
Financial Highlights - Value Equity Series...........................	18
Financial Highlights - Capital Series....................................	19
Financial Highlights - International Equity Series...............	20
Schedule of Investments - Money Market Series Portfolio........21
Schedule of Investments - Managed Series Portfolio..................22
Schedule of Investments - Bond Series Portfolio.........................25
Schedule of Investments - Value Equity Series Portfolio..............26
Schedule of Investments - Capital Series Portfolio.........................29
Schedule of Investments - International Equity Series Portfolio....33


Report of Independent Auditors


Board of Directors and Shareholders
Canada Life of America Series Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Canada Life of America Series Fund, Inc. (comprising, respectively, the Money Market,
Managed, Bond, Value Equity, Capital and International Equity Series) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an on these financial statements and financial highlights based on our audits.We conducted our audits in accordance with generally accepted auditing standards. Those standards require that weplan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonablebasis for our opinion.

In our opinion, the financial statements and financial highlights referred to abovepresent fairly, in all material respects, the financial position of each of the respective series constituting the Canada
Life of America Series Fund, Inc. at December 31, 1997,the results of their operations for the year then ended, the changes in their net assetsfor each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

/s/



Atlanta, Georgia
January 30, 1998


Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities


December 31, 1997


Money
Market
Series

Managed
Series

Bond
Series
Value
Equity
Series

Capital
Series
International
Equity
Series


Assets
Investments in securities, at market value
  (Identified cost - See accompanying Schedules of
  Investments - Series Portfolios)


$9,274,293


$17,120,133


$7,652,238


$11,405,492


$7,745,689


$4,738,180

Cash
Receivables:
  Dividends and interest
  Due from brokers for investments sold
-

-
-
31,808

88,967
154,660
2,291

89,081
-
31,884

16,316
-
451,027

2694
-
668,081

5,918
12,686


Total assets

9,274,293

17,395,568

7,743,610

11,453,692

8,199,410

5,424,865


Liabilities







Cash overdraft
Payables:
  Investment advisory fees [Note 2]
  Other accrued expenses
  Directors' fees and expenses payable
  Dividends declared
  Due to brokers for investments purchased
39,573

5,407
13,922
7,902
58,096
-
-

7,604
51,162
10,765
1,754,044
294,426
-

3,355
14,433
4,265
409,020
246,719
-

5,020
33,853
5,962
1,234,740
27,261
-

3,455
25,536
4,470
1,263,229
408,662
-

3,683
9,463
3,810
286,240
350,547


Total liabilities

124,900

2,118,001

677,792

1,306,836

1,705,352

653,743


Net assets


$9,149,393


$15,277,567


$7,065,818


$10,146,856


$6,494,058


$4,771,122


Net assets consist of:
	Capital shares
	Additional paid-in capital
	Net unrealized appreciation on investments and foreign currencies

$9,149
9,140,244

-

$12,274
13,761,539

1,503,754

$6,675
6,872,823

186,320

$6,899
8,348,816

1,791,141

$4,588
4,760,414

1,729,056

$4,100
4,578,757

188,265


              Total net assets

$9,149,393

$15,277,567

$7,065,818

$10,146,856

$6,494,058

$4,771,122


Shares authorized ($.01 par value)
20,000,000
20,000,000
10,000,000
10,000,000
20,000,000
10,000,000


Shares outstanding

914,939

1,227,438

667,495

689,924

458,845

410,055


Net asset value per share

$10.00

$12.45

$10.59

$14.71

$14.15

$11.64


See accompanying notes		               2
Canada Life of America Series Fund, Inc.

Statements of Operations


Year ended December 31, 1997


Money
Market
Series

Managed
Series

Bond
Series
Value
Equity
Series

Capital
Series
International
Equity
Series


Investment income:
  Interest
  Dividends

$594,895
-

$503,626
88,463

$474,087
-

$30,045
98,696

$5,441
70,792

$15,450
63,904

Total investment income
594,895
592,089
474,087
128,741
76,233
79,354


Expenses:


  Investment advisory fees [note 2]
  Directors' fees and expenses
  Custodian fees and expenses
  Audit and legal fees
  Accounting and administration [note 2]
  Miscellaneous
53,800
6,840
44,872
6,878
22,800
1,900
82,339
10,440
15,727
10,498
34,800
2,900
36,148
4,680
11,184
4,706
15,600
1,300
50,926
6,480
13,522
6,516
21,600
1,800
38,267
4,680
9,769
4,706
15,600
1,300
36,109
2,880
9,552
2,896
9,600
800

Total Expenses
Expense reimbursement [note 1]
137,090
56,390
156,704
8,493
73,618
8,551
100,844
                -
74,322
                -
61,837
7,673

Net  expenses
80,700
148,211
65,067
100,844
74,322
54,164

Net investment income
514,195
443,878
409,020
27,897
1,911
25,190


Realized and unrealized gain (loss) on investments
  Net realized gain (loss) on investments
             and foreign currencies
Net change in unrealized appreciation (depreciation)
           on investments and foreign currencies


-

-


1,310,166

863,708


(10,025)

166,988


1,206,843

1,203,076


1,261,328

225,500


261,050

(229,603)

Net gain on investments
-
2,173,874
156,963
2,409,919
1,486,818
31,447

Net increase in net assets resulting from operations
$514,195
$2,617,752
$565,983
$2,437,816
$1,488,729
$56,637


See accompanying notes	                                       3
Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets


Money Market Series


Year ended December 31


1997
1996


Operations:


Net investment income
$
514,195
$
272,568


Net increase in net assets resulting from operations

514,195

272,568


Dividends to shareholders from:


Net investment income

(514,195)

(272,568)


Fund share transactions [note 4]:


Proceeds from sales of shares
Reinvestment of dividends to shareholders
Payments for shares redeemed

129,231,519
521,937
(128,203,276)

14,764,456
267,368
(12,041,329)


1,550,180

2,990,495


Total increase in net assets

1,550,180

2,990,495


Net assets:


Beginning of period

7,599,213

4,608,718


End of period
$
9,149,393
$
7,599,213


See accompanying notes.			4
Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets


Managed Series


Year ended December 31



1997
1996


Operations:


Net investment income
Net realized gain on investments
Net change in unrealized appreciation (depreciation)
    on investments
$
443,878
1,310,166

863,708
$
474,521
1,259,103

(660,286)


Net increase in net assets resulting from operations

2,617,752

1,073,338


Dividends to shareholders from:


Net investment income
Net realized gain on investments

(443,878)
(1,310,166)

(474,521)
(1,259,103)


(1,754,044)

(1,733,624)

Fund share transactions [note 4]:


Proceeds from sales of shares
Reinvestment of dividends to shareholders
Payments for shares redeemed

3,402,203
1,733,625
(6,694,608)

3,887,311
3,120,898
(7,408,329)


(1,558,780)

(400,120)


Total (decrease) in net assets

(695,072)

(1,060,406)


Net assets:


Beginning of period

15,972,639

17,033,045


End of period
$
15,277,567
$
15,972,639


See accompanying notes.			5
Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets


Bond Series


Year ended December 31


1997
1996


Operations:


Net investment income
Net realized loss on investments
Net change in unrealized appreciation (depreciation)
    on investments
$
409,020
(10,025)

166,988
$
376,138
(13,809)

(40,529)


Net increase in net assets resulting from operations

565,983

321,800


Dividends to shareholders from:


Net investment income

(409,020)

(376,138)


(409,020)

(376,138)

Fund share transactions [note 4]:


Proceeds from sales of shares
Reinvestment of dividends to shareholders
Payments for shares redeemed

1,649,293
376,138
(1,829,490)

1,825,512
490,594
(1,042,448)


195,941

1,273,658


Total increase in net assets

352,904

1,219,320


Net assets:


Beginning of period

6,712,914

5,493,594


End of period
$
7,065,818
$
6,712,914


See accompanying notes.			6
Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets


Value Equity Series


Year ended December 31


1997
1996


Operations:


Net investment income
Net realized gain on investments
Net change in unrealized appreciation (depreciation)
    on investments
$
27,897
1,206,843

1,203,076
$
16,233
933,644

(338,105)


Net increase in net assets resulting from operations

2,437,816

611,772


Dividends to shareholders from:


Net investment income
Net realized gain on investments

(27,897)
(1,206,843)

(16,233)
(933,644)


(1,234,740)

(949,877)

Fund share transactions [note 4]:


Proceeds from sales of shares
Reinvestment of dividends to shareholders
Payments for shares redeemed

2,609,978
949,877
(3,134,267)

1,841,769
1,896,996
(3,127,425)


425,588

611,340


Total increase in net assets

1,628,664

273,235


Net assets:


Beginning of period

8,518,192

8,244,957


End of period
$
10,146,856
$
8,518,192


See accompanying notes.				7
Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets

Capital Series


Year ended December 31


1997
1996


Operations:


Net investment income
Net realized gain on investments
Net change in unrealized appreciation on investments
$
1,911
1,261,318
225,500
$
13,202
614,518
142,801


Net increase in net assets resulting from operations

1,488,729

770,521


Dividends to shareholders from:


Net investment income
Net realized gain on investments

(1,911)
(1,261,318)

(13,202)
(614,518)


(1,263,229)

(627,720)

Fund share transactions [note 4]:


Proceeds from sales of shares
Reinvestment of dividends to shareholders
Payments for shares redeemed

1,293,829
627,720
(2,329,507)

1,452,011
227,281
(1,511,879)


(407,958)

167,413


Total increase (decrease) in net assets

(182,458)

310,214


Net assets:


Beginning of period

6,676,516

6,366,302


End of period
$
6,494,058
$
6,676,516


See accompanying notes.			8
Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets


International Equity Series


Year ended December 31


1997
1996


Operations:


Net investment income
Net realized gain on investments and foreign currencies
Net change in unrealized appreciation (depreciation) on
    investments and foreign currencies
$
25,190
261,050

(229,603)
$
38,882
25,289

400,317


Net increase in net assets resulting from operations

56,637

464,488


Dividends to shareholders from:


Net investment income
Net realized gain on investments and foreign currencies

(25,190)
(261,050)

(38,882)
(25,289)


(286,240)

(64,171)

Fund share transactions [note 4]:


Proceeds from sales of shares
Reinvestment of dividends to shareholders
Payments for shares redeemed

18,000,433
64,171
(16,369,069)

1,079,475
101,690
(361,880)


1,695,535

819,285


Total increase in net assets

1,465,932

1,219,602


Net assets:


Beginning of period

3,305,190

2,085,588


End of period
$
4,771,122
$
3,305,190


See accompanying notes.				9


Canada Life of America Series Fund, Inc.
Notes to Financial Statements
December 31, 1997
1.	Organization and Significant Accounting Policies

Canada Life of America Series Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund was incorporated on February 23, 1989 and commenced operations on December 4, 1989, with the exception of the Capital Series and International Equity Series which commenced operations on April 23, 1993 and April 24, 1995, respectively
  The shares of the Fund are sold only to Canada Life Insurance Company of America and Canada Life Insurance Company of New York to certain of their separate accounts to fund the benefits under certain variable annuity contracts. The Fund's shares are offered in six different Series
 - Money Market Series, Managed Series, Bond Series, Value Equity
Series, Capital Series and International Equity Series. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements.
The policies described below are followed by the Fund in conformity with generally accepted accounting principles.

Securities ValuationSecurities Valuation

Securities listed or traded on the New York or American Stock Exchange are valued at the last sale price on that Exchange, or if there were no sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price. Money market instruments with a remaining maturity of 60 days or less held by the Value Equity, Bond, Managed, Capital, and International Equity Series and all instruments held by Money Market Series are valued at amortized cost, which approximates market.

Foreign Currency TranslationForeign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars.
  Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at end of period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at rate of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of investments in foreign securities usually denominated in foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.


10
Securities Transactions and Investment IncomeSecurities Transactions and Investment Income

Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis
  Gains and losses on sales of
investments are calculated on the identified cost basis for financial reporting and tax purposes. Bond premiums and discounts are amortized for both financial and tax reporting purposes.


										10a
Federal Income TaxesFederal Income Taxes

It is the policy of the Fund to comply with the requirements of Subchapter
M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no provision for income taxes has been recorded.

Distribution of Income and GainsDistribution of Income and Gains

Dividends from net investment income and any net realized capital gains in the Money Market Series are declared daily and paid quarterly. Effective May 1,
 1997, dividends declared in the Money Market Series are paid monthly. Dividends from net investment income and any net realized capital gains in the Managed, Bond, Value Equity, Capital, and International Equity Series are declared and paid annually. Dividends from net investment income and capital gains distributions are recorded on the ex-dividend date.
  All dividendsand distributions are reinvested in additional shares of the respective Series at the net asset value per share.

ExpensesExpenses

Allocable expenses of the Fund are charged to each Series based on the ratio of the net assets of each Series to the combined net assets of the Fund. Non-allocable expenses are charged to each Series based on specific identification. All expenses are accrued daily.

Prior to May 1995, Canada Life Insurance Company of America has agreed to reimburse the Managed, Bond, Value Equity and Capital Series for operating expenses, exclusive of the advisory fee, that exceed .50% of the average daily net assets of each respective series; subsequent to this date, Canada Life Insurance Company of America increased the reimbursement amount to cover operating expenses that exceed .40% of the average daily net assets of each respective series including the International Equity Series.
  With respect to the Money Market Series, Canada Life Insurance Company of America has agreed to reimburse for operating expenses, exclusive of the advisory fee, that exceed .25% of its average daily net assets. For the year ended December 31, 1997, the amounts reimbursed were as follows:
  Money Market Series - $56,390; Managed Series - $8,493;
Bond Series - $8,551; and International Equity Series - $7,673.

2.	Investment Advisory and Directors' Fees and Other Transactions with
	Affiliated Companies
Investment Advisory Fees Investment Advisory Fees

Prior to May 1995, Canada Life of America Investment Management,
Inc. ("Advisor") served as investment manager of the Fund, and as such received from the Fund a monthly fee computed for each of the Series on a daily basis, at an annual rate of .50% of the net assets of each Series.
  Effective May 1, 1995, the


11
Advisor merged with CL Capital Management Inc., which became the investment advisor for the Fund, and which is a wholly owned subsidiary of Canada Life Insurance Company of America. CL Capital Management Inc. ("Advisor") receives from the Fund a monthly fee computed for each of the Series on a daily basis, at an annual rate of
 50% of the net assets of each series except forInternational Equity Series computed at an annual rate of .80% of its net assets

With respect to the Capital Series, the Advisor in turn pays J. & W. Seligman & Co. (the "Sub-Advisor"), as full compensation for investment advisory services to the Capital Series, a monthly fee computed on a daily basis, at an annual effective rate of .25% of the net assets of such series.

With respect to the International Equity Series, the Advisor in turn pays INDAGO Capital Management, Inc. (the "Sub-Advisor"), 50% owned by
Canada Life Assurance Company, as full compensation for investment advisory to the International Equity Series, a monthly fee computed on a daily basis, at an annual effective rate of .30% of the net assets of such series.

										11a
For the year ended December 31, 1997, the investment advisory fee incurred by the Fund was as follows: Money Market Series - $53,800;
Managed Series - $82,339; Bond Series - $36,148; Value Equity
Series - $50,926; Capital Series - $ 38,267; and International Equity
Series - $36,109.

Accounting ServicesAccounting Services

Under an accounting services agreement, Canada Life Insurance
Company of America provides accounting and administrative services to the Fund. For the year ended December 31, 1997, the related expenses incurred by the Fund were as follows: Money Market Series - $22,800;
Managed Series - $34,800; Bond Series - $15,600; Value Equity Series
 - $21,600;  Capital Series - $15,600;and International Equity Series - $9,600.

Directors' FeesDirectors' Fees

Each director who is not an affiliated person receives fees from the Fund for services as a director.

OtherOther

On January 11, 1996, the General Account of Canada Life Insurance
Company of America withdrew a portion of its initial investment in the Managed Series in the amount of $500,000. This capital share transaction is reflected in shares redeemed.

On April 17, 1996, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Managed Series in the amount of $500,000. This capital share transaction is reflected in shares redeemed.

On July 8, 1996, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Managed
Series in the amount of $500,000. This capital share transaction is reflected in shares redeemed.

On November 15, 1996, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Managed Series in the amount of $500,000. This capital share transaction is reflected in shares redeemed.

On March 27, 1997, the General Account of Canada Life Insurance
Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Seriesin the amount of $100,000 in each fund for a total amount of $500,000.Thesecapital share transactions are reflected in shares redeemed.

On July 25, 1997, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $100,000 in each fund for a total amount of $500,000. These capital share transactions are reflected in shares redeemed.

On October 24, 1997, the General Account of Canada Life Insurance
Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series
and International Equity Series in the amount of $100,000 in each fund fo a total amount of $500,000. These capital share transactions are reflected in shares redeemed.
								12
On December 8, 1997, the General Account of Canada Life Insurance
Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International EquitySeries in the amount of $100,000 in each fund for a total amount of $500,000.These capital share transactions are reflected in shares redeemed.
							12a


3.	Investment Transactions

The aggregate cost of purchases and proceeds from sales (excluding short term investments) for all Series, for the year ended December 31, 1997 are presented below:


Cost of
Securities
Purchased

Proceeds
from
Securities
Sold

Managed Series


  US Gov't & Its Agencies Bonds
$7,550,007

$8,154,158

  All other Investments
4,486,591

6,900,524

Total
$12,036,598

$15,054,682


Bond Series



  US Gov't & Its Agencies Bonds
$6,963,284

$7,571,618

  All other Investments
-

-

Total
$6,963,284

$7,571,618


Value Equity Series


	All other Investments
$5,370,231

$6,069,771

Total
$5,370,231

$6,069,771


Capital Series

	All other Investments



$7,148,382


$7,407,070

Total
$7,148,382

$7,407,070


International Equity Series


	All other Investments

$3,446,159


$1,808,023

Total
$3,446,159

$1,808,023


The information in the following table is presented on the basis of cost for federal income tax purposes as of December 31, 1997.



Identified
Cost of
Securities
Owned

Gross
Unrealized
Appreciation

Gross
Unrealized
(Depreciation)

Net
Unrealized
Appreciation


Money Market Series
$9,274,293
$           -
$           -
$         -

Managed Series
15,616,379
1,959,200
(455,446)
1,503,754

Bond Series
7,465,918
189,618
(3,298)
186,320

Value Equity Series
9,614,351
2,120,030
(328,889)
1,791,141

Capital Series
6,016,633
1,938,326
(209,270)
1,729,056

International Equity Series
4,549,915
756,373
(568,108)
188,265


13
4. Capital Share Transactions

Transactions in capital stock were as follows:



Year ended December 31



1997
Shares

1997
Amount

1996
Shares

1996
Amount

Money Market Series


Shares sold
Shares issued in
   reinvestment of dividends
12,923,152

52,194

$129,231,519

521,937

1,476,446

26,737

$14,764,456

267,368



12,975,346

129,753,456

1,503,183

15,031,824


Shares redeemed
(12,820,328)

(128,203,276)

(1,204,133)

(12,041,329)


Net increase
155,018

$1,550,180

299,050

$2,990,495

Managed Series


Shares sold
Shares issued in
   reinvestment of dividends
271,028

146,936

$3,402,203

1,733,625

314,608

253,408

$3,887,311

3,120,898



417,964

5,135,828

568,016

7,008,209


Shares redeemed
(544,308)

(6,694,608)

(591,398)

(7,408,329)


Net (decrease)
(126,344)

($1,558,780)

(23,382)

($400,120)


Bond Series


Shares sold
Shares issued in
   reinvestment of dividends
155,402

36,305

$1,649,293

376,138

173,803

46,932

$1,825,512

490,594



191,707

2,025,431

220,735

2,316,106


Shares redeemed
(172,144)

(1,829,490)

(98,327)

(1,042,448)


Net increase
19,563

$195,941

122,408

$1,273,658


Value Equity Series


Shares sold
Shares issued in
   reinvestment of dividends
179,856

73,088

$2,609,978

949,877

135,689

141,566

$1,841,769

1,896,996



252,944

3,559,855

277,255

3,738,765


Shares redeemed
(218,446)

(3,134,267)

(232,199)

(3,127,425)


Net increase
34,498

$425,588

45,056

$611,340


Capital Series


Shares sold
Shares issued in
   reinvestment of dividends
85,047

44,978

$1,293,829

627,720

99,373

16,700

$1,452,011

227,281



130,025

1,921,549

116,073

1,679,292


Shares redeemed
(149,567)

(2,329,507)

(107,398)

(1,511,879)


Net increase (decrease)
(19,542)

($407,958)

8,675

$167,413


International Equity Series


Shares sold
Shares issued in
   reinvestment of dividends
1,381,876

5,428

$18,000,433

64,171

95,832

10,013

$1,079,475

101,690



1,387,304

18,064,604

105,845

1,181,165


Shares redeemed
(1,256,820)

(16,369,069)

(32,929)

(361,880)


Net increase
130,484

$1,695,535

72,916

$819,285


14
Canada Life of America Series Fund, Inc.

Financial Highlights



Money Market Series


The following financial highlights are computed on the basis of a share outstanding throughout the period.


Year ended December 31


1997

1996

1995

1994

1993


Net asset value, beginning of period
$10.00

$10.00

$10.00

$10.00

$10.00


Income from investment operations:


Net investment income
0.48

0.45

0.49

0.34

0.23

Total from investment operations
0.48

0.45

0.49

0.34

0.23


Less distributions:


Dividends from net investment income
(0.48)

(0.45)

(0.49)

(0.34)

(0.23)

Total distributions
(0.48)

(0.45)

(0.49)

(0.34)

(0.23)


Net asset value, end of period
$10.00

$10.00

$10.00

$10.00

$10.00


Total return
4.95%

4.58%

4.95%

3.40%

2.29%


Ratios to average net
assets/supplemental data:


Net assets, end of period (000's
omitted)
$9,149

$7,599

$4,609

$5,057

$4,514


Ratio of expenses to average net
assets
0.75% *

0.75%

0.75%

0.75%

0.75%


Ratio of net investment income to
average net assets
4.78%

4.54%

4.98%

3.43%

2.29%


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expense reimbursement is 1.16% for 1997.


See accompanying notes.							                     15
Canada Life of America Series Fund, Inc.

Financial Highlights



Managed Series


The following financial highlights are computed on the basis of a share outstanding throughout the period.



Year ended December 31


1997

1996

1995

1994

1993


Net asset value, beginning of period
$11.80

$12.37

$12.01

$12.77

$12.14


Income from investment operations:


Net investment income
0.34

0.32

0.40

0.32

0.31

Net realized and unrealized gain (loss)
on investments

1.66


0.27


2.38


(0.39)


0.74

Total from investment operations
2.00

0.59

2.78

(0.07)

1.05


Less distributions:


Dividends from net investment income
(0.34)

(0.32)

(0.41)

(0.32)

(0.31)

Distributions from net realized gains
(1.01)

(0.84)

(2.01)

(0.37)

(0.11)

Total distributions
(1.35)

(1.16)

(2.42)

(0.69)

(0.42)


Net asset value, end of period
$12.45

$11.80

$12.37

$12.01

$12.77


Total return
17.61%

5.75%

21.92%

-0.25%

8.24%


Ratios to average net
assets/supplemental data:


Net assets, end of period (000's omitted)
$15,278

$15,973

$17,033

$15,192

$17,165


Ratio of expenses to average net assets
0.90% *

0.90%

0.90%

0.97%

1.15%


Ratio of net investment income to
average net assets
2.74%

2.53%

3.06%

2.51%

2.50%


Portfolio turnover rate
82.80%

144.67%

145.14%

27.31%

38.20%


Average commission rate paid
$0.0570

$0.0600

$0.0611

$0.0735

$0.0899


*  Ratio shown is after expense reimbursement.  Ratio of expenses to
average net assets before expense   reimbursement is 0.95% for 1997.


See accompanying notes.								      16
Canada Life of America Series Fund, Inc.

Financial Highlights



Bond Series


The following financial highlights are computed on the basis of a share outstanding throughout the period.



Year ended December 31


1997

1996

1995

1994

1993


Net asset value, beginning of period
$10.36

$10.45

$9.75

$10.74

$10.64


Income from investment operations:


Net investment income
0.60

0.60

0.65

0.51

0.57

Net realized and unrealized gain (loss)
on investments

0.23


(0.09)


1.09


(0.99)


0.56

Total from investment operations
0.83

0.51

1.74

(0.48)

1.13


Less distributions:


Dividends from net investment income
(0.60)

(0.60)

(0.64)

(0.51)

(0.57)

Distributions from net realized gains
-

-

(0.15)

-

(0.46)

Distributions from paid-in capital
-

-

(0.25)

-

-

Total distributions
(0.60)

(0.60)

(1.04)

(0.51)

(1.03)


Net asset value, end of period
$10.59

$10.36

$10.45

$9.75

$10.74


Total return
8.09%

4.66%

16.77%

-3.94%

10.35%


Ratio to average net
assets/supplemental data:


Net assets, end of period (`000's
omitted)
$7,066

$6,713

$5,494

$3,986

$4,204


Ratio of expenses to average net
assets
0.90%
*
0.90%

0.88%

0.96%

1.16%


Ratio of net investment income to
average net assets

5.70%


5.73%


6.06%


5.01%


5.01%


Portfolio turnover rate

127.63%


284.11%


245.32%


43.89%


84.77%




*  Ratio shown is after expense reimbursement.  Ratio of expenses to average net
assets before expense    reimbursement is 1.02% for 1997.





See accompanying notes.							           17
Canada Life of America Series Fund, Inc.

Financial Highlights



Value Equity Series


The following financial highlights are computed on the basis of a share outstanding throughout the period.



Year ended December 31


1997

1996

1995

1994

1993


Net asset value, beginning of period
$13.00

$13.51

$13.46

$13.60

$13.15


Income from investment operations:


Net investment income
0.04

0.02

0.12

0.14

0.14

Net realized and unrealized gain
on investments

3.44


0.80


3.17


0.13


0.61

Total from investment operations
3.48

0.82

3.29

0.27

0.75


Less distributions:


Dividends from net investment income
(0.04)

(0.02)

(0.12)

(0.14)

(0.14)

Distributions from net realized gains
(1.73)

(1.31)

(3.12)

(0.27)

(0.16)

Total distributions
(1.77)

1.33

(3.24)

(0.41)

(0.30)


Net asset value, end of period
$14.71

$13.00

$13.51

$13.46

$13.60


Total return
26.93%

6.94%

23.66%

2.03%

5.44%


Ratios to average net
assets/supplemental data:


Net assets, end of period (000's
omitted)
$10,147

$8,519

$8,245

$7,379

$7,063


Ratio of expenses to average net
assets
0.90%

0.90%

0.90%

0.96%

1.14%


Ratio of net investment income to
average net assets

0.28%


0.17%


0.81%


1.03%


1.07%


Portfolio turnover rate
50.97%

46.78%

103.07%

35.99%

23.70%


Average commission rate paid
$0.0560

$0.0600

$0.0608

$0.0738

$0.0909


See accompanying notes.				18
Canada Life of America Series Fund, Inc.

Financial Highlights



Capital Series


The following financial highlights are computed on the basis of a share outstanding throughout the period.


Year ended December 31

For the Period
April 23, 1993
(commencemen
t of operations)
to December 31


1997

1996

1995

1994

1993*


Net asset value, beginning of period
$13.96

$13.55

$10.48

$11.06

$10.00


Income from investment operations:


Net investment income (loss)
0.00

0.03

0.02

0.01

(0.02)

Net realized and unrealized gain (loss)
on investments

2.75


1.68


3.56


(0.46)


1.32

Total from investment operations
2.75

1.71

3.58

(0.45)

1.30


Less distributions:


Dividends from net investment income
0.00

(0.03)

(0.01)

(0.01)

-

Distributions from net realized gains
(2.56)

(1.27)

(0.50)

(0.12)

(0.24)

Total distributions
(2.56)

(1.30)

(0.51)

(0.13)

(0.24)


Net asset value, end of period
$14.15

$13.96

$13.55

$10.48

$11.06


Total return
21.14%

12.65%

33.99%

-4.11%

18.42% **


Ratios to average net
assets/supplemental data:


Net assets, end of period (000's
omitted)

$6,494


$6,677


$6,366


$3,847


$2,918


Ratio of expenses to average net
assets
0.90%

0.90%

0.88%

0.92%

1.01% **


Ratio of net investment income to
average net assets

0.03%


0.19%


0.11%


0.09%


-0.21% **


Portfolio turnover rate
84.39%

54.11%

33.42%

55.99%

21.87%


Average commission rate paid
$0.0490

$0.0564

$0.0562

$0.0568

$0.0585  *



* The fund commenced operations on April 23, 1993. The net asset value at the beginning of the 1993 period is as of the close of business on April 23, 1993.

**     1993 amounts annualized from April 23, 1993.


See accompanying notes.							          19
Canada Life of America Series Fund, Inc.

Financial Highlights



International Equity Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.


Year ended December 31
For the Period
April 24, 1995
(commencement of
operations) to
December 31



1997

1996

1995 *


Net asset value, beginning of period


$11.82


$10.09


$10.00


Income from investment operations:


Net investment income

0.07

0.16

0.10

Net realized and unrealized gain on
investments


0.56


1.83


0.49

Total from investment operations

0.63

1.99

0.59


Less distributions:


Dividends from net investment income

(0.07)

(0.16)

(0.10)

Distributions from net realized gains

(0.74)

(0.10)

(0.40)

Total distributions

(0.81)

(0.26)

(0.50)


Net asset value, end of period

$11.64

$11.82

$10.09


Total return

4.32%

19.44%

8.53% **


Ratios to average net
assets/supplemental data:


Net assets, end of period (000's omitted)

$4,771

$3,305

$2,086


Ratio of expenses to average net assets

$1.20% ***

1.20%

1.20% **


Ratio of net investment income to
average net assets

0.57%

1.44%

1.43% **


Portfolio turnover rate

37.73%

56.28%

33.56%


Average commission rate paid

$0.0380

$0.1961

$0.1951 *


* The fund commenced operations on April 24, 1995.  The net asset
value at the beginning   of the 1995 period is as of the close of business
on April 24, 1995.

**1995 amounts annualized from April 24, 1995.

*** Ratio shown is after expense reimbursement.  Ratio of expenses
to average net assets     before expense reimbursement is 1.32% for 1997.


See accompanying notes.			20
Canada Life of America Series Fund, Inc.

Schedule of Investments - Money Market Series Portfolio

December 31, 1997


Principal
Amount

Market
Value

U.S. Government & its  Agencies - 101.4%


U.S. Treasury Bills ( 5.110% due 01/22/98 )
$
2,000,000

$
1,994,014


Federal Farm Credit Banks ( 5.650% due 01/27/98 )

1,000,000


995,907


Federal Farm Credit Banks ( 5.620% due 01/08/98 )

1,000,000


998,893


Federal Home Loan Bank ( 5.610% due 01/22/98 )

1,200,000


1,196,056


Federal Home Loan Mortgage Corp. ( 5.700% due 01/09/98 )

1,000,000


998,724


Federal Home Loan Mortgage Corp. ( 5.720% due 01/07/98 )

1,100,000


1,098,948


Federal National Mortgage Association ( 5.700% due
01/27/98)

2,000,000


1,991,751


9,274,293


Total Securities (identified cost - $9,274,293)



Other net liabilities - (1.4)%


(124,900)


Total net assets



$
9,149,393





See accompanying notes.									          21


Canada Life of America Series Fund, Inc.



Schedule of Investments - Money Market Series Portfolio



December 31, 1997






































Principal

Market




Amount

Value


U.S. Government & its  Agencies - 101.4%













  U.S. Treasury Bills ( 5.110% due 01/22/98 )
$
2,000,000
$
1,994,014


  Federal Farm Credit Banks ( 5.650% due 01/27/98 )

1,000,000

995,907


  Federal Farm Credit Banks ( 5.620% due 01/08/98 )

1,000,000

998,893


  Federal Home Loan Bank ( 5.610% due 01/22/98 )

1,200,000

1,196,056


  Federal Home Loan Mortgage Corp. ( 5.700% due 01/09/98 )

1,000,000

998,724


  Federal Home Loan Mortgage Corp. ( 5.720% due 01/07/98 )

1,100,000

1,098,948


  Federal National Mortgage Association ( 5.700% due 01/27/98 )

2,000,000

1,991,751






9,274,293


Total Securities  ( identified cost - $9,274,293)













Other net liabilities  -  (1.4)%



(124,900)









Total net assets


$
9,149,393













21


Canada Life of America Series Fund, Inc.

Schedule of Investments - Managed Series Portfolio

December 31, 1997









Principal

Market



Amount

Value

SHORT TERM NOTES - 19.0 %











  Federal Farm Credit Banks ( 5.650% due 01/27/98 )
$
600,000
$
597,544

  Federal Farm Credit Banks ( 5.700% due 01/09/98 )

110,000

109,861

  Federal Farm Credit Banks ( 5.670% due 01/06/98 )

2,200,000

2,198,238







Total Short Term Notes



2,905,643

BONDS - 34.8%











U.S. Government & its Agencies -  34.8%





  U. S. Treasury Bonds ( 6.250% due 08/15/23 )
$
500,000

515,469

  U. S. Treasury Bonds ( 7.125% due 02/15/23 )

150,000

171,188

  U. S. Treasury Bonds ( 6.875% due 05/15/06 )

550,000

588,844

  U. S. Treasury Bonds ( 6.500% due 05/31/01)

450,000

460,828

  Federal Home Loan Bank ( 6.200% due 07/02/02 )

125,000

125,505

  Federal Home Loan Bank ( 6.790% due 02/05/02 )

250,000

250,240

  Federal Home Loan Mortgage Corp. ( 7.750% due 02/05/07 )

200,000

200,200

  Federal Home Loan Mortgage Corp. ( 7.440% due 09/20/06 )

175,000

181,475

  Federal Home Loan Mortgage Corp. ( 7.585% due 09/19/06 )

150,000

156,755

  Federal National Mortgage Association ( 7.000% due 12/01/27 )

200,000

201,300

  Federal National Mortgage Association ( 7.000% due 09/01/27 )

202,000

203,641

  Federal National Mortgage Association ( 7.500% due 11/01/26 )

174,816

179,022

  Federal National Mortgage Association ( 6.500% due 02/01/24 )

250,000

246,719

  Federal National Mortgage Association ( 5.820% due 11/25/23 )

75,000

72,938

  Federal National Mortgage Association ( 7.750% due 10/25/18 )

11,721

11,805

  Federal National Mortgage Association ( 7.230% due 01/24/07 )

200,000

203,579

  Federal National Mortgage Association ( 7.070% due 10/24/06 )

100,000

102,550

  Federal National Mortgage Association ( 7.690% due 09/13/06 )

200,000

209,000

  Federal National Mortgage Association ( 7.220% due 05/07/04 )

250,000

250,743

  Federal National Mortgage Association ( 7.170% due 06/29/01 )

100,000

100,727

  Federal National Mortgage Association ( 6.140% due 04/06/00 )

200,000

200,342

  Government National Mortgage Association (8.000% due 11/15/26 )

147,593

153,220

  Government National Mortgage Association ( 7.500% due 11/15/26 )

156,725

160,692

  Government National Mortgage Association ( 7.000% due 10/15/25 )

378,250

381,560







Total Bonds



5,328,342











22





Market



Shares

Value

COMMON STOCKS - 58.2%











Aerospace & Defense - 3.1%





Aerospace & Defense - 3.1%





     AlliedSignal Inc.

12,400
$
482,825







Construction & Real Estate - 2.5%





Engineering & Construction - 2.5%





     Granite Construction Inc.

16,850

387,550







Energy - 3.4%





Oil & Gas - 3.4%





     Patina Oil & Gas Corp.

21,800

167,587

     Pride International Inc.

6,300

159,075

     Snyder Oil Corp.

10,500

191,625





518,287

Finance - 19.3%





Banks - 2.5%





     Fund American Enterprises HL

2,000

242,000

     Webster Financial Corp.

2,200

146,300





388,300

Credit & Other Finance - 2.5%





     H & R Block Inc.

3,500

156,844

     Pioneer Group Inc.

8,000

225,000





381,844

Insurance - 14.3%





     Berkshire Hathaway Inc.

160

246,240

     Leucadia National Corp.

25,400

876,300

     Markel Corporation

6,000

936,750

     Mid Ocean Ltd.

2,200

119,350





2,178,640

           Total Finance



2,948,784

Health - 3.7%





 Hospital Services - 3.7%





     Matria Healthcare Inc.

63,500

357,188

     Tenet Healthcare Corp.

6,300

208,687





565,875

Industrial Machinery & Equipment - 2.3%





Industrial Machinery & Equipment  - 2.3%





   Crane Co.

4,000

173,500

   Danaher Corp.

2,800

176,750





350,250





23





Market



Shares

Value

Media & Leisure - 3.7%





Entertainment  - 1.3%





     King World Productions Inc.

3,300
$
190,575

Leisure Durables & Toys - 1.3%





     Mattel Inc.

5,300

197,425

Publishing - 1.1%





     Knight - Ridder Inc.

3,300

171,600







           Total Media & Leisure



559,600

Pollution Control - 6.0%





     Dames & Moore Inc.

68,800

911,600

Retail & Wholesale - 10.9%





Apparel Stores - 1.3%





     Catherines Stores Corp.

28,300

198,100

Retail & Wholesale, Miscellaneous - 9.6%





     Ellett Brothers Inc.

51,800

286,518

     Falcon Products Inc.

20,790

294,958

     Hasbro Inc.

3,600

113,400

     InterTAN Inc.

88,300

474,613

     Nike Inc.

3,400

133,450

     Richfood Holdings Inc.

5,600

158,200





1,461,139

       Total Retail & Wholesale



1,659,239

Services - 1.5%





Human Resources -1.5%





     Manpower Inc.

6,600

232,650

Transportation - 1.8%





Air Transportation - 1.2%





     Offshore Logistics Inc.

8,300

177,413

Railroads - 0.6%





     Kansas City Southern Industry

2,900

92,075

       Total Transportation



269,488













Total Common Stocks



8,886,148







Total Securities  ( identified cost - $15,616,379 )



17,120,133







Other net liabilities - ( 12%)



(1,842,566)







Total net assets


$
15,277,567





24








Canada Life of America Series Fund, Inc.

Schedule of Investments - Bond Series Portfolio

December 31, 1997











Principal

Market




Amount

Value


SHORT TERM NOTES - 27.1%













     Federal Farm Credit Banks ( 5.610% due 01/12/98 )
$
671,000
$
669,844


     Federal Farm Credit Banks ( 5.700% due 01/06/98 )

348,000

347,724


     Federal Home Loan Mortgage Corp. ( 5.700% due 01/07/98 )

400,000

399,620


     Federal Home Loan Mortgage Corp. ( 5.720% due 01/07/98 )

500,000

499,522


Total Short Term Notes



1,916,710









BONDS - 81.1%






U.S. Government & its Agencies - 78.5%













     U. S. Treasury Bonds ( 6.250% due 08/15/23 )

500,000

515,469


     U. S. Treasury Bonds ( 6.875% due 05/15/06 )

450,000

481,782


     U. S. Treasury Bonds ( 7.125% due 02/15/23 )

350,000

399,438


     Federal Home Loan Bank ( 6.515% due 10/01/02 )

250,000

251,505


     Federal Home Loan Bank ( 6.200% due 07/02/02 )

125,000

125,505


     Federal Home Loan Bank ( 6.790% due 02/05/02 )

250,000

250,240


     Federal Home Loan Mortgage Corp ( 7.750% due 02/05/07 )

200,000

200,200


     Federal Home Loan Mortgage Corp ( 7.440% due 09/20/06 )

175,000

181,475


     Federal Home Loan Mortgage Corp ( 7.585% due 09/19/06 )

150,000

156,755


     Federal Home Loan Mortgage Corp ( 6.690% due 08/14/01 )

200,000

202,581


     Federal National Mortgage Association ( 7.000% due 12/01/27 )

200,000

201,300


     Federal National Mortgage Association ( 7.000% due 09/01/27 )

202,000

203,641


     Federal National Mortgage Association ( 7.500% due 11/01/26 )

174,816

179,022


     Federal National Mortgage Association ( 7.690% due 09/13/06 )

200,000

209,000


     Federal National Mortgage Association ( 6.500% due 02/01/24 )

250,000

246,718


     Federal National Mortgage Association ( 5.820% due 11/25/23 )

75,000

72,937


     Federal National Mortgage Association ( 7.750% due 10/25/18 )

10,315

10,389


     Federal National Mortgage Association ( 7.230% due 01/24/07 )

200,000

203,579


     Federal National Mortgage Association ( 7.070% due 10/24/06 )

100,000

102,550


     Federal National Mortgage Association ( 7.220% due 05/07/04 )

250,000

250,743


     Federal National Mortgage Association ( 7.170% due 06/29/01 )

100,000

100,728


     Federal National Mortgage Association ( 6.65% due 03/26/01 )

250,000

250,558


     Federal National Mortgage Association ( 6.140% due 04/06/00 )

200,000

200,342


     Government National Mortgage Association ( 8.000% due 11/15/26 )

147,593

153,220


     Government National Mortgage Association ( 7.500% due 11/15/26 )

156,725

160,692


     Government National Mortgage Association ( 7.000% due 10/15/25 )

236,406

238,475






5,548,844


Corporate - 2.6%






    GE Capital Mortgage Services ( 6.500% due 04/25/08 )

192,457

186,684


Total Bonds



5,735,528


Total Securities ( identified cost - $7,465,918 )



7,652,238


Other net liabilities - ( 8.2 )%



(586,420)









Total net assets


$
7,065,818






25
















Canada Life of America Series Fund, Inc.

Schedule of Investments - Value Equity Series Portfolio

December 31, 1997



Principal

Market



Amount

Value

SHORT TERM NOTES - 7.9%





       Federal Farm Credit Banks ( 5.700% due 01/09/98 )
$
250,000
$
249,683

       Federal Farm Credit Banks ( 5.700% due 01/06/98 )

250,000

249,802

       Federal Home Loan Mortgage Corp.  ( 5.680% due 01/20/98 )

300,000

299,050







Total Short Term Notes



798,535



Shares



COMMON STOCKS - 104.5%











Aerospace & Defense - 5.8%





Aerospace & Defense - 5.8%





     AlliedSignal Inc.

15,000

584,062

Construction & Real Estate - 5.0%





Engineering & Construction - 5.0%





     Granite Construction Inc.

22,100

508,300







Energy - 6.6%





Oil & Gas - 6.6%





     Patina Oil & Gas Corp.

29,800

229,088

     Pride International Inc.

7,500

189,375

     Snyder Oil Corp.

13,900

253,675





672,138

Finance - 32.8%





Banks - 6.5%





     Andover  Bancorp Inc.

4,760

191,590

     Fund American Enterprises HL.

2,200

266,200

     Webster Financial Corp.

3,000

199,500





657,290

Credit & Other Finance - 5.1%





     H & R Block Inc.

4,700

210,619

     Pioneer Group Inc.

11,000

309,375





519,994

Insurance - 21.2%





     Berkshire Hathaway Inc.

250

384,750

     Leucadia National Corp.

19,200

662,400

     Markel Corp.

6,000

936,750

     Mid Ocean Ltd.

3,100

168,175





2,152,075

           Total Finance



3,329,359

26

Canada Life of America Series Fund, Inc.

Schedule of Investments - Value Equity Series Portfolio (Continued)

December 31, 1997



Shares

Value

Health - 7.0%





Hospital Services - 4.7%





      Matria Healthcare Inc.

84,300
$
474,188







Medical Facilities Management - 2.3%





     Tenet Healthcare Corp.

6,900

228,562

           Total Health



702,750







Industrial Machinery & Equipment  - 4.4%





Industrial Machinery & Equipment  - 4.4%





     Crane Co.

5,100

221,213

     Danaher Corp.

3,600

227,250





448,463

Media & Leisure - 7.6%





Entertainment  - 2.4%





     King World Productions Inc.

4,300

248,325







Leisure Durables & Toys - 3.1%





     Mattel Inc.

8,400

312,900







Publishing - 2.1%





     Knight - Ridder Inc.

4,100

213,200







           Total Media & Leisure



774,425







Pollution Control - 6.0%





     Dames & Moore Inc.

46,600

617,450







Retail & Wholesale - 22.7%





Apparel Stores - 2.7%





     Catherines Stores Corp.

38,400

268,800

Retail & Wholesale, Miscellaneous - 20.0%





     Ellett Brothers Inc.

62,900

347,915

     Falcon Products Inc.

24,530

348,019

     Hasbro Inc.

11,200

352,800

     InterTAN Inc.

95,300

512,238

     Nike Inc.

4,700

184,475

     Richfood Holdings Inc.

10,200

288,150





2,033,597

       Total Retail & Wholesale



2,302,397

27

Canada Life of America Series Fund, Inc.

Schedule of Investments - Value Equity Series Portfolio (Continued)

December 31, 1997



Shares

Value

Services - 2.8%





Human Resources - 2.8%





     Manpower Inc.

8,100
$
285,525







Transportation - 3.8%





Air Transportation - 2.2%





     Offshore Logistics Inc.

10,300

220,163







Railroads - 1.6%





     Kansas City Southern Industry

5,100

161,925







       Total Transportation



382,088













Total Common Stocks



10,606,957







Total Securities  ( identified cost - $9,614,351 )



11,405,492







Other net liabilities - (12.4%)



(1,258,636)







Total net assets


$
10,146,856











28








Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio

December 31, 1997


Shares

Value

COMMON STOCKS - 119.3%









Aerospace & Defense - 1.9%




Aerospace & Defense - 1.9%




     Gulfstream Aerospace Corp.
4,200
$
122,850

Basic Industries -  6.9%




Chemicals & Plastics - 3.3%




     Minerals Technologies Inc.
2,800

127,225

     Olin Corp.
1,900

89,063




216,288

Iron & Steel - 1.3%




     Nucor Corp.
1,700

82,131

Packaging & Containers - 2.3%




     Crown Cork & Seal Co., Inc.
3,000

150,375

     Total Basic Industries


448,794

Construction & Real Estate - 2.0%




Engineering & Construction - 2.0%




    Masco Corp.
2,600

132,275

Durables - 2.6%




Autos, Tires, & Accessories - 1.1%




     Echlin Inc.
1,900

68,756

Consumer Electronics - 1.5%




     Newell Co.
2,300

97,750

     Total Durables


166,506

Energy - 4.0%




Oil & Gas  - 4.0%




     Barrett Resources Corp.
3,300

99,825

     Bayard Drilling Technologies
3,100

50,375

     EVI Inc.
600

31,050

     Transocean Offshore Inc.
1,600

77,100




258,350

Finance - 32.3%




Credit & Other Finance - 19.7%




    Donaldson, Lufkin & Jenrette Inc.
1,700

135,150

    Greenpoint Financial Corp.
2,300

166,894

    MBNA Corp.
6,900

188,456




29

    Ocwen Financial Corp.
4,000

101,750

    Peoples Heritage Financial Group
1,900

87,400

    Southtrust Corporation
1,700

107,844

    St. Paul Bancorp Inc.
3,337

87,596

    TCF Financial Corp.
3,200

108,600

    Travelers Group Inc.
5,550

299,006




1,282,696






Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio (Continued)

December 31, 1997




Market


Shares

Value

Insurance - 12.6%




     Aflac Inc.
1,800
$
92,025

     Amerin Corp.
1,200

33,600

     Nationwide  Financial Service
3,900

140,888

     Old Republic International Corp.
2,200

81,813

     Provident Companies Inc.
2,800

108,150

     Progressive Corp.
2,100

251,738

     Washington Mutual Inc.
1,700

108,481




816,695






     Total Finance


2,099,391











Health - 15.5%




Drugs & Pharmaceuticals - 8.3%




     Biogen Inc.
1,700

61,838

     Cardinal Health Inc.
1,200

90,150

     Covance Inc.
6,700

133,163

     Kos Pharmaceuticals Inc.
2,300

35,506

     Mckesson Corp.
1,100

119,006

     Pfizer Inc.
1,300

96,931




536,594

Medical Equipment & Supplies - 1.8%




     US Surgical Corp.
4,200

123,113











Medical Facilities Management - 5.4%




     Humana Inc.
6,100

126,575

     Universal Health Services Inc.
4,400

221,650




348,225






      Total Health


1,007,932











Media & Leisure - 9.8%




Entertainment  - 5.9%




     Activision Inc.
5,600

100,100

     American Skiing Corp.
5,300

78,838

     Capstar Hotel Co.
2,400

82,350

     Mirage Resorts Inc.
5,400

122,850




384,138






Leisure Durables & Toys - 3.9%




     Harley Davidson Inc.
2,900

79,387

     Mattel Inc.
4,675

174,144




253,531






     Total Media & Leisure


637,669









30






Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio (Continued)

December 31, 1997




Market


Shares

Value

Non-durables - 3.3%




Household products - 3.3%




     Clorox Co.
1,200
$
94,875

     The Dial Corp.
5,600

116,550




211,425











Retail & Wholesale - 13.5%




Apparel Stores - 3.0%




     Jones Apparel Group Inc.
3,800

163,400

     Liz Clairborne Inc.
800

33,450




196,850






Bookstore - 2.0%




     Barnes & Noble Inc.
3,800

126,825






General Merchandising - 3.3%




     Coca-Cola Enterprises Inc.
6,000

213,375






Retail & Wholesale, Miscellaneous - 5.2%









     Estee Lauder Cos.
2,700

138,881

     Fresh Del Monte Produce Inc.
7,400

108,225

     Kroger Company
2,400

88,650




335,756






     Total Retail & Wholesale


872,806











Services - 6.6%




Advertising - 4.2%




     Interpublic Group of Companies Inc.
3,750

186,796

     Snyder Communications Inc.
2,300

83,950




270,746






Commercial - 1.4%




     Gartner Group Inc.
2,500

93,125






Human Resources - 1.0%




     Accustaff Inc.
2,900

66,700











     Total Services


430,571











Technology - 17.8%









Communications Equipment - 1.5%




     Qualcomm Inc.
1,900

95,950











Computers & Office Equipment - 1.4%




     Xilinx Inc.
2,600

91,162




31





















Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio (Continued)

December 31, 1997



















Market


Shares

Value

Computer Services & Software - 8.1%




     BMC Software Inc.
1,500
$
98,437

     Ceridian Corp.
2,800

128,275

     Fiserv Inc.
3,600

176,850

     Symantec Corp.
2,500

54,844

     Synopsys Inc.
1,900

67,925




526,331






Electronics - 6.8%




     Adaptec Inc.
2,200

81,675

     Arrow Electronics Inc.
3,200

103,800

     Linear Technology Corp.
1,400

80,675

     Maxim Integrated Products Inc.
2,800

96,600

     Vishay Intertechonology Inc.
3,255

76,696




439,446






     Total Technology


1,152,889











Utilities - 3.1%




Telephone Services - 3.1%




      Century Telephone Enterprises
4,100

204,231











Total Common Stocks


7,745,689






Total Securities  ( identified cost - $6,016,633 )


7,745,689






Other net liabilities - (19.3%)


(1,251,631)






Total net assets

$
6,494,058









32











Canada Life of America Series Fund, Inc.

Schedule of Investments - International Equity Series Portfolio

December 31, 1997















Principal

Market



Amount

Value

BONDS - 4.9%











Corporate Convertible Bonds - 4.9%











Japan - 4.9%





     Sony Corp.  ( 1.400% due on 03/31/05 )
JP Yen
10,000,000
$
114,211

     Sumitomo Bank Intl Fin NV   ( 0.750% due on 05/31/01 )
JP Yen
7,000,000

56,260

     Tokyo Electron Ltd.  ( 0.900% due on 09/30/03 )
JP Yen
6,000,000

66,127







Total Bonds



236,598















Shares



COMMON STOCKS - 94.4%











Argentina - 0.8%





     YPF Sociedad Anonima  - sponsored ADR

1,100

37,606







Australia - 4.1%





     E.R.G. Ltd.

31,700

26,644

     News Corp. Ltd.

5,300

105,338

     National Australia Bank Ltd.

4,400

61,437





193,419







Austria - 2.8%





     VA Technologie AG

900

136,449













China - 0.5%





     Shandong Huaneng Power Co. Ltd.  - sponsored ADR

3,800

26,125













Finland - 4.3%





     Nokia Corp. -  sponsored ADR

2,900

203,000













France - 8.8%





     Alcatel Alsthom - sponsored  ADR

1,400

35,438

     Elf Aquitaine  - sponsored ADR

1,800

105,525

     ISIS

400

43,884

     Michelin (CGDE)

1,700

85,624

     SGS-Thomson Microelectronics NV

1,700

104,149

     Societe Generale de Paris

150

20,446

     Usinor

1,800

26,001





421,067







Germany - 8.0%





     Bayer A.G.  - sponsored ADR

900

33,188

     Depfa Bank

1,800

106,616

     Prosieben Media AG

2,500

114,708

     SGL Carbon AG

450

57,563

     Wella Aktiengesellschaft

100

70,632





382,707





33

Canada Life of America Series Fund, Inc.

Schedule of Investments - International Equity Series Portfolio (Continued)

December 31, 1997











Market



Shares

Value







Hong Kong - 7.0%





     Hong Kong Telecommunications Ltd. - sponsored ADR

2,247
$
46,344

     Esprit Holdings Ltd.

227,000

73,975

     HSBC Holdings PLC

3,649

89,950

     Johnson Electric Holdings Ltd.

11,880

34,191

     Manhattan Card Co. Ltd.

122,000

42,906

     Television Broadcasts Ltd.

17,100

48,773





336,139







Indonesia - 0.1%





     PT Inti Indorayon Utama

25,000

2,501













Italy - 3.4%





     Fila Holding SPA - sponsored ADR

2,900

58,363

     Telecom Italia SPA

7,200

31,764

     Telecom Italia Mobile SPA

24,700

70,271





160,398













Israel - 0.3%





   Teva Pharmaceutical Ind. - sponsored ADR

300

14,194













Japan - 15.0%





     Autobacs Seven Co. Ltd.

1,000

28,841

     Canon Inc.

5,000

116,903

     DDI Corp.

15

39,801

     Nihon Plast Co. Ltd.

500

1,207

     Nomura Securities Co. Ltd.

9,000

120,441

     Promise Co. Ltd.

2,640

147,003

     Sanyo Coca-Cola Bottling Co.

3,300

27,918

     Sangetsu Co. Ltd.

2,000

20,612

     Tokyo Style Co Ltd.

5,000

45,377

     Toyota Motor Corp.

5,000

143,822

     Yamatake-Honeywell

2,000

21,381





713,306













Malaysia - 1.0%





     Technology Resources Industries

25,000

14,773

     Telekom Malaysia

11,000

32,500





47,273













Mexico - 0.9%





   PanAmerican Beverages Inc.

1,300

42,413













Netherlands - 5.7%





     Hollandsche Beton Groep NV

4,000

74,387

     ING Groep N.V.

2,675

112,688

     Philips Electronics N.V.

1,400

84,700





271,775





34







Canada Life of America Series Fund, Inc.

Schedule of Investments - International Equity Series Portfolio (Continued)

December 31, 1997

















Market



Shares

Value

South Korea - 1.0%





     Pohang Iron & Steel Co. Ltd.

1,700
$
48,120













Singapore - 1.7%





     Cerebos Pacific Ltd.

17,300

43,534

     Fraser & Neave Ltd.

8,600

37,259





80,793













Spain - 0.9%





     Telefonica de Espana  -  sponsored  ADR

480

43,710













Switzerland - 6.9%





     Nestle SA

73

109,559

     Novartis AG

136

220,986





330,545













Taiwan - 1.1%





     China Steel Corp. - GDS

2,350

35,250

     President Enterprises -  GDS

1,440

17,280





52,530













United Kingdom - 20.1%





     Billiton PLC

10,000

25,668

     Diageo PLC - sponsored ADR

1,500

56,813

     Elan Corporation PLC

3,000

153,563

     EMI Group - sponsored ADR

2,600

44,855

     Glaxo Wellcome PLC -  sponsored ADR

900

43,088

     Iceland Group - sponsored ADR

19,000

41,267

     Matthews (Bernar) PLC

54,700

88,203

     Mercury Assets Management Group PLC

2,700

75,435

     Reuters Holdings PLC

760

50,350

     Rolls Royce PLC

12,400

47,947

     Smithkline Beecham PLC

800

41,150

     United Utilities

3,300

42,353

     Vodafone Group PLC - sponsored ADR

2,200

159,500

     WPP Group PLC

1,000

45,125

     Zeneca Group PLC

1,200

42,195





957,512













Total Common Stocks



4,501,582







Total Securities ( identified cost - $4,549,915 )



4,738,180







Other net assets -  0.7%



32,942







Total net assets


$
4,771,122











35